COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 35,615	$ 35,615	$ 179,589	$ 159,120